Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
Interest Rate Risk Management
To reduce the interest rate risk inherent in the Company’s variable rate debt, the Company utilizes interest rate swap agreements to convert a portion of its variable rate borrowings into a fixed rate obligation. A portion of these interest rate swap agreements are designated as cash flow hedges and fix the LIBOR portion of the Company’s US-dollar denominated variable rate borrowings (Note 13). If an interest rate swap agreement is terminated prior to its maturity, the amount previously recorded in Accumulated other comprehensive income (loss), net is recognized into earnings over the period that the hedged transaction impacts earnings. If the hedging relationship is discontinued because it is probable that the forecasted transaction will not occur according to the original strategy, any related amounts previously recorded in Accumulated other comprehensive income (loss), net are recognized into earnings immediately.
US-dollar interest rate swap derivative agreements are as follows:

As of December 31, 2012
Notional Value	Effective Date	Expiration Date	Fixed Rate (1)
(In $ millions)
1,100	January 2, 2012	January 2, 2014	1.71%
500	January 2, 2014	January 2, 2016	1.02%
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(1)	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).

As of December 31, 2011
Notional Value	Effective Date	Expiration Date	Fixed Rate (1)
(In $ millions)
800	April 2, 2007	January 2, 2012	4.92%
400	January 2, 2008	January 2, 2012	4.33%
200	April 2, 2009	January 2, 2012	1.92%
1,100	January 2, 2012	January 2, 2014	1.71%
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(1)	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).
Interest rate swap activity is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Hedging activities - Interest expense	(15)	(59)	(68)
Ineffective portion - Other income (expense), net	—	—	—

Upon issuance of the 4.625% Notes and $400 million paydown of the Term C loan facility on November 13, 2012 (Note 13), it became probable that the hedged interest payments associated with $395 million of variable rate US-dollar debt would not occur. Accordingly, the Company dedesignated as cash flow hedges a notional value of $395 million of the $1.1 billion notional value US-dollar interest rate swap agreements expiring January 2, 2014 and a loss of $5 million was reclassified out of Accumulated other comprehensive income (loss), net, into Interest expense in the consolidated statements of operations during the three months ended December 31, 2012. Future mark-to-market adjustments on these dedesignated interest rate swap agreements will be recorded in Interest expense through their expiration on January 2, 2014.
Foreign Exchange Risk Management
Certain subsidiaries have assets and liabilities denominated in currencies other than their respective functional currencies, which creates foreign exchange risk. The Company enters into foreign currency forwards and swaps to minimize its exposure to foreign currency fluctuations. Through these instruments, the Company mitigates its foreign currency exposure on transactions with third party entities as well as intercompany transactions. The foreign currency forwards and swaps are not designated as hedges under FASB ASC Topic 815. Gains and losses on foreign currency forwards and swaps entered into to offset foreign exchange impacts on intercompany balances are classified as Other income (expense), net, in the consolidated statements of operations. Gains and losses on foreign currency forwards and swaps entered into to offset foreign exchange impacts on all other assets and liabilities are classified as Foreign exchange gain (loss), net, in the consolidated statements of operations.
The following table indicates the total US dollar equivalents of net foreign exchange exposure related to (short) long foreign exchange forward contracts outstanding by currency. All of the contracts included in the table below will have approximately offsetting effects from actual underlying payables, receivables, intercompany loans or other assets or liabilities subject to foreign exchange remeasurement.

2013 Maturity
(In $ millions)
Currency
Euro	(222)
British pound sterling	(27)
Chinese renminbi	(258)
Mexican peso	5
Singapore dollar	45
Canadian dollar	61
Japanese yen	(3)
Brazilian real	(14)
Swedish krona	(14)
Other	5
Total	(422)

Gross notional values of the foreign currency forwards and swaps are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Total	902	896

Commodity Risk Management
The Company has exposure to the prices of commodities in its procurement of certain raw materials. The Company manages its exposure to commodity risk primarily through the use of long-term supply agreements, multi-year purchasing and sales agreements and forward purchase contracts. The Company regularly assesses its practice of using forward purchase contracts and other raw material hedging instruments in accordance with changes in market conditions. Forward purchases and swap contracts for raw materials are principally settled through physical delivery of the commodity. For qualifying contracts, the Company has elected to apply the normal purchases and normal sales exception of FASB ASC Topic 815 based on the probability at the inception and throughout the term of the contract that the Company would not settle net and the transaction would result in the physical delivery of the commodity. As such, realized gains and losses on these contracts are included in the cost of the commodity upon the settlement of the contract.
In addition, the Company occasionally enters into financial derivatives to hedge a component of a raw material or energy source. Typically, these types of transactions do not qualify for hedge accounting. These instruments are marked to market at each reporting period and gains (losses) are included in Cost of sales in the consolidated statements of operations. The Company recognized no gain or loss from these types of contracts during the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012, the Company did not have any open financial derivative contracts for commodities.
Information regarding changes in the fair value of the Company’s derivative agreements is as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011				Year Ended December 31, 2010
	Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)		Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)		Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)
	(In $ millions)
Derivatives Designated as Cash Flow Hedges
Interest rate swaps	(12)	(1)	(15)	(2)	(24)	(3)	(59)	(2)	(31)	(4)	(68)	(2)
Derivatives Not Designated as Hedges
Interest rate swaps	—		(5)	(5)	—		—		—		—
Foreign currency forwards and swaps	—		(6)	(6)	—		16	(6)	—		33	(6)
Total	(12)		(26)		(24)		(43)		(31)		(35)
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(1)	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $3 million of tax expense recognized in Other comprehensive income (loss).

(2)	Amount represents reclassification from Accumulated other comprehensive income (loss), net and is included in Interest expense in the consolidated statements of operations.

(3)	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $10 million of tax expense recognized in Other comprehensive income (loss).

(4)	Amount excludes $5 million of gains associated with the Company’s equity method investments’ derivative activity and $15 million of tax expense recognized in Other comprehensive income (loss).

(5)	Included in Interest expense in the consolidated statements of operations.

(6)	Included in Foreign exchange gain (loss), net for operating activity or Other income (expense), net for non-operating activity in the consolidated statements of operations.
See Note 22 - Fair Value Measurements for additional information regarding the fair value of the Company's derivative agreements.